Document and Entity Information	Aug. 26, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001324424
Document Type	8-K
Document Period End Date	Aug. 26, 2022
Entity Registrant Name	EXPEDIA GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37429
Entity Tax Identification Number	20-2705720
Entity Address, Address Line One	1111 Expedia Group Way W.
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98119
City Area Code	(206)
Local Phone Number	481-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	EXPE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false